SUBSEQUENT EVENTS (Details Narrative)	Feb. 28, 2025 SGD ($)	Oct. 31, 2024 SGD ($) shares	May 01, 2025	Feb. 28, 2025 $ / shares
Subsequent Event [Line Items]
Sale of stock, number of shares issued | shares		6,295,624
Inneova Engineering Pte Ltd [Member]
Subsequent Event [Line Items]
Sale of stock, value		$ 10,235,000
Inneova Engineering Pte Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business acquisition, percentage			100.00%
Sale of stock, value	$ 10,235,000
Sale of stock, price per share | $ / shares				$ 1.21
Inneova Engineering Pte Ltd [Member] | Subsequent Event [Member] | SGD to USD [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation				0.74428